Taxes payable (Tables)	12 Months Ended
Dec. 31, 2017
Taxes payable [abstract]
Taxes payable
	As at 31 December
	2017	2016

VAT payable	619,329	439,304
Income tax payable	430,703	440,791
Others	252,178	209,010

Total	1,302,210	1,089,105